T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

January 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.3%
Alabama 0.9%
Lower Alabama Gas Dist. , Gas Project, VRDN, 4.00%, 12/1/50
(Tender 12/1/25)	3,475	3,950
Southeast Alabama Gas Supply Dist. , Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)	35,805	39,438
Tuscaloosa County IDA, Hunt Refining, Series A, IDRB, 4.50%,
5/1/32 (1)	3,925	4,444
Wilsonville Ind. Dev. Board, Alabama Power Company Gaston
Plant Project, Series 2008, VRDN, 1.27%, 12/1/30 (2)	4,660	4,660
		52,492

Alaska 0.2%
Alaska Housing Fin. , Series A, VRDN, 1.20%, 6/1/32 (2)	2,000	2,000
Alaska Housing Fin. , Series B, 5.00%, 12/1/31	8,325	10,571
		12,571

Arizona 1.8%
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23	1,430	1,594
Maricopa County IDA, Banner Health, Series A, IDRB, 5.00%,
1/1/32	10,465	12,838
Maricopa County IDA, Banner Health, Series C, IDRB, VRDN,
5.00%, 1/1/48 (Tender 10/18/24)	12,145	14,319
Peoria IDA, Sierra Winds Life Care Community, Series A, IDRB,
5.00%, 11/15/24	2,020	2,127
Peoria IDA, Sierra Winds Life Care Community, Series A, IDRB,
5.25%, 11/15/29	2,110	2,209
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series
2018, 5.00%, 7/1/33 (2)	630	786
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series
2018, 5.00%, 7/1/35 (2)	4,700	5,836
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series
2018, 5.00%, 7/1/36 (2)	3,715	4,601
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/23 (2)	1,000	1,131

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/24 (2)	1,300	1,516
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/25 (2)	2,195	2,634
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/29 (Prerefunded 7/1/20) (3)	6,120	6,222
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/30	1,500	1,885
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/31	4,175	5,229
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/32	1,275	1,593
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/33	3,060	3,814
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/34	1,690	2,103
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/23	75	84
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/24	200	230
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/25	300	354
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/26	250	301
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/27	300	369
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/28	450	563
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/29	350	435
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/30	350	432
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/31	400	491
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/32	400	489
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/33	300	365

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Salt River Agricultural Improvement & Power Dist. , Series
2011A, 5.00%, 12/1/28	2,480	2,662
Salt River Agricultural Improvement & Power Dist. , Series
2016A, 5.00%, 1/1/31	12,990	16,204
Salt River Agricultural Improvement & Power Dist. , Series
2017A, 5.00%, 1/1/31	3,000	3,839
Salt River Agricultural Improvement & Power Dist. , Series A,
5.00%, 1/1/30	10,000	12,519
		109,774

California 8.9%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/31	1,000	1,132
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/33	2,000	2,257
Bay Area Toll Auth. , San Francisco Bay Area, Series F-1, 5.00%,
4/1/26 (Prerefunded 4/1/22) (3)	18,165	19,839
Bay Area Toll Auth. , San Francisco Bay Area, Series F-1, 5.00%,
4/1/28 (Prerefunded 4/1/22) (3)	9,875	10,785
California, Various Purpose, GO, 4.00%, 9/1/35	5,000	5,765
California, Various Purpose, GO, Refunding, 5.00%, 8/1/24	5,275	6,241
California, Various Purpose, GO, 5.00%, 8/1/24	1,685	1,994
California, Various Purpose, GO, 5.00%, 10/1/26	16,565	18,712
California, Various Purpose, GO, 5.00%, 10/1/27	18,140	20,485
California, Various Purpose, GO, 5.00%, 11/1/27	20,000	23,061
California, Various Purpose, GO, 5.00%, 9/1/28	8,800	11,055
California, Various Purpose, GO, 5.00%, 10/1/29	13,950	16,562
California, Various Purpose, GO, 5.00%, 8/1/30	4,000	4,845
California, Various Purpose, GO, 5.00%, 8/1/33	12,000	15,251
California, Various Purpose, GO, 5.00%, 8/1/35	9,875	11,584
California, Various Purpose, GO, 5.25%, 3/1/23	6,000	6,021
California, Various Purpose, Series C, GO, 5.00%, 8/1/30	8,000	9,977
California, Various Purpose, BID Group, Series C, GO, 5.00%,
8/1/27	21,250	27,402

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
California Dept. of Water Resources & Power Supply, Series O,
5.00%, 5/1/22	5,000	5,472
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31	7,000	8,819
California HFFA, Sutter Health, Series A, 5.00%, 11/15/32	560	715
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	2,075	2,646
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	2,500	3,181
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	9,380	11,351
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	4,000	4,272
California Housing Fin. , Series 2, Class A, 4.00%, 3/20/33	8,025	9,475
California Housing Fin. , Series A, 4.25%, 1/15/35	4,037	4,911
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30	1,000	1,134
California Pollution Control Fin. Auth. , Series A, VRDN, 1.45%,
8/1/23 (Tender 5/1/20) (1)(2)	1,000	1,000
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/27	1,350	1,514
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/28	1,660	1,860
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/32	3,000	3,472
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/33	2,380	2,750
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1)	2,265	2,650
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1)	1,005	1,183
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1)	4,235	4,967
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1)	3,000	3,504
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1)	6,875	7,999
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1)	4,275	4,963
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/29	2,380	2,769
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/34	10,830	12,491
Los Angeles Airport, Series D, 5.00%, 5/15/25	3,390	3,431
Los Angeles Airport, Series D, 5.25%, 5/15/27	11,240	11,384
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/21	2,800	2,967
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27	90	99
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29	15,735	17,916
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34	5,000	6,111
Los Angeles Metro Transportation Auth. , Refunding, Series A,
5.00%, 7/1/33	21,790	27,830
Los Angeles Metro Transportation Auth. , Refunding, Series A,
5.00%, 7/1/34	23,360	29,760
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 1.999%, 7/1/27	2,000	1,979
San Buenaventura, Community Memorial Health, 6.25%,
12/1/20	2,000	2,078
San Buenaventura, Community Memorial Health, 6.50%,
12/1/22	2,620	2,853
San Francisco City & County Int'l. Airport, Series 2018A, 5.00%,
5/1/21 (2)	2,550	2,679
San Francisco City & County Int'l. Airport, Series 2018A, 5.00%,
5/1/22 (2)	2,600	2,828
San Francisco City & County Int'l. Airport, Series 2018A, 5.00%,
5/1/23 (2)	1,975	2,222
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (2)	1,975	2,222
San Francisco City & County Int'l. Airport, Series H, 5.00%,
5/1/30 (2)	8,335	10,849
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/22	5,155	5,208
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/23	9,165	9,259
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2019D, 5.00%, 5/1/34	3,800	4,952
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2019D, 5.00%, 5/1/35	6,735	8,747
San Francisco Community College Dist. , GO, 5.00%, 6/15/29	905	1,094
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
San Francisco Community College Dist. , GO, 5.00%, 6/15/30	3,000	3,616
San Francisco Community College Dist. , GO, 5.00%, 6/15/31	4,060	4,877
San Jose Airport, Series C, 5.00%, 3/1/28	1,750	2,033
San Jose Airport, Series C, 5.00%, 3/1/29	2,000	2,316
Univ. of California Regents, Series AI, 5.00%, 5/15/32	13,500	15,274
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (3)	3,540	3,880
Univ. of California Regents, Series G, 5.00%, 5/15/32
(Prerefunded 5/15/22) (3)	2,795	3,064
Univ. of California Regents, Series G, 5.00%, 5/15/37
(Prerefunded 5/15/22) (3)	10,010	10,973
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/30	4,260	4,659
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/32	3,205	3,499
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/37	10,075	10,965
		537,690

Colorado 2.1%
Colorado HFA, Commonspirit Health, Series B-1, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)	3,400	3,978
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/30 (Prerefunded 11/9/22) (3)	4,045	4,486
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27	2,425	3,067
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28	5,450	6,983
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34	7,250	9,207
Denver City & County Airport, Series 2018A, 5.00%, 12/1/33 (2)	6,550	8,237
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2)	3,010	3,794
Denver City & County Airport, Series A, 5.00%, 11/15/22	3,500	3,613
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2)	8,845	11,501
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2)	22,700	28,404
Denver City & County Airport, Series A, 5.25%, 11/15/23 (2)	2,245	2,411
Denver City & County Airport, Series B, 5.00%, 11/15/29	2,945	3,249

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Denver City & County Airport, Series B, 5.00%, 11/15/30	4,025	4,435
Denver City & County Airport, Series B, 5.25%, 11/15/28	3,000	3,455
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(2)	17,190	18,899
Denver Convention Center Hotel Auth. , 5.00%, 12/1/30	2,000	2,375
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 2.155%, 9/1/39 (Tender 9/1/21)	3,575	3,603
Regional Transportation Dist. , Fastracks, Series A, 5.00%,
11/1/29	3,875	4,287
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/15/21 (4)	200	213
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/23 (4)(5)	585	644
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/15/23 (4)	230	259
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/15/25 (4)	250	295
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/26 (4)(5)	575	678
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/29 (4)(5)	630	777
		128,850

Connecticut 0.6%
Connecticut, Series E, GO, 5.00%, 9/15/31	12,000	15,240
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 10/1/29	10,000	11,344
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32	10,000	12,417
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (6)(7)	379	14
		39,015

Delaware 0.2%
Delaware, Series A, GO, 5.00%, 2/1/31	3,915	5,043
Delaware, Series A, GO, 5.00%, 2/1/32	3,000	3,853
		8,896

District of Columbia 2.6%
District of Columbia, Series A, GO, 5.00%, 6/1/30	750	902

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
District of Columbia, Series A, GO, 5.00%, 6/1/31	5,000	5,964
District of Columbia, Series A, GO, 5.00%, 6/1/34	4,965	6,046
District of Columbia, Series A, GO, 5.00%, 6/1/36	4,550	5,650
District of Columbia, Series D, GO, 5.00%, 6/1/29	4,365	5,547
District of Columbia, Series D, GO, 5.00%, 6/1/32	10,000	12,525
District of Columbia, Georgetown Univ. , 5.00%, 4/1/33	3,000	3,690
District of Columbia, Georgetown Univ. , 5.00%, 4/1/34	1,800	2,210
District of Columbia, Georgetown Univ. , 5.00%, 4/1/35	2,000	2,451
District of Columbia, Income Tax, Series A, 5.00%, 12/1/21	3,375	3,629
District of Columbia Water & Sewer Auth. , Series B, 5.00%,
10/1/36	2,000	2,398
Metropolitan Washington Airports Auth. , Series 2016A, 5.00%,
10/1/31 (2)	8,000	9,712
Metropolitan Washington Airports Auth. , Series 2018A, 5.00%,
10/1/29 (2)	4,150	5,294
Metropolitan Washington Airports Auth. , Series 2018A, 5.00%,
10/1/31 (2)	4,675	5,912
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/23	6,000	6,162
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/27 (2)	2,490	2,908
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/28 (2)	2,310	2,693
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/29	6,250	6,419
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/30 (2)	3,285	4,168
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/31 (2)	3,555	3,891
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/33 (2)	5,300	6,668
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/34 (2)	7,350	8,870
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/35 (2)	8,975	10,808
Metropolitan Washington Airports Auth. , Series B, 5.00%,
10/1/30 (2)	9,780	11,631
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Washington D. C. Convention & Sports Auth. , Hotel Tax, Series
A, 5.00%, 10/1/28	5,000	6,360
Washington D. C. Convention & Sports Auth. , Hotel Tax, Series
A, 5.00%, 10/1/29	6,945	8,783
Washington D. C. Convention & Sports Auth. , Hotel Tax, Series
A, 5.00%, 10/1/30	2,800	3,520
		154,811

Florida 8.9%
Alachua County HFA, Shands Teaching Hosp. and Clinics,
4.00%, 12/1/23	1,100	1,216
Alachua County HFA, Shands Teaching Hosp. and Clinics,
5.00%, 12/1/21	500	535
Alachua County HFA, Shands Teaching Hosp. and Clinics,
5.00%, 12/1/22	500	554
Alachua County HFA, Shands Teaching Hosp. and Clinics,
5.00%, 12/1/24	1,200	1,414
Alachua County HFA, Shands Teaching Hosp. and Clinics,
5.00%, 12/1/34	1,215	1,545
Alachua County HFA, Shands Teaching Hosp. and Clinics,
Series B, 5.00%, 12/1/34	12,380	14,486
Brevard County HFA, Health First, 5.00%, 4/1/23	450	504
Brevard County HFA, Health First, 5.00%, 4/1/27	1,945	2,243
Brevard County HFA, Health First, 5.00%, 4/1/29	750	860
Brevard County HFA, Health First, 5.00%, 4/1/30	3,285	3,757
Brevard County HFA, Health First, 5.00%, 4/1/31	4,490	5,123
Brevard County HFA, Health First, 5.00%, 4/1/33	2,845	3,237
Brevard County HFA, Health First, 5.00%, 4/1/39	9,855	11,137
Broward County Airport, 5.00%, 10/1/27 (2)	1,250	1,568
Broward County Airport, 5.00%, 10/1/29 (2)	2,250	2,801
Broward County Airport, 5.00%, 10/1/30 (2)	1,250	1,550
Broward County Airport, 5.00%, 10/1/31 (2)	1,500	1,854
Broward County Airport, 5.00%, 10/1/32 (2)	1,815	2,238
Broward County Airport, 5.00%, 10/1/33 (2)	1,250	1,538
Broward County Airport, 5.00%, 10/1/34 (2)	1,500	1,842
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Broward County Airport, Series A, 5.00%, 10/1/33 (2)	4,620	5,892
Broward County Airport, Series A, 5.00%, 10/1/34 (2)	5,500	6,997
Broward County Airport, Series A, 5.25%, 10/1/29 (Prerefunded
10/1/23) (2)(3)	1,650	1,892
Broward County Airport, Series P-2, 5.00%, 10/1/25	3,700	4,093
Broward County Airport, Series P-2, 5.00%, 10/1/26
(Prerefunded 10/1/22) (3)	2,885	3,196
Broward County Airport, Series Q-1, 5.00%, 10/1/28
(Prerefunded 10/1/22) (3)	5,090	5,638
Broward County Airport, Series Q-2, 5.00%, 10/1/27
(Prerefunded 10/1/22) (2)(3)	2,000	2,202
Broward County Port Fac. , Series D, 5.00%, 9/1/26 (2)	2,760	3,370
Central Florida Expressway Auth. , Series A, 5.00%, 7/1/30	16,915	20,744
Florida Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/21	8,375	8,833
Florida Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/28	10,720	11,716
Florida Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/29	4,965	6,310
Florida Board of Ed. , Capital Outlay, Series E, GO, 5.00%,
6/1/27	6,175	6,503
Florida Board of Ed. , Lottery Revenue, Series A, 5.00%, 7/1/23	10,000	11,375
Florida Dept. of Environmental Protection, Forever Revenue,
Series B, 5.00%, 7/1/22	10,500	11,106
Florida Dept. of Transportation, Garvees, Series A, 5.00%,
7/1/30	10,085	13,434
Florida Municipal Power Agency, All Requirements, Series A,
5.00%, 10/1/31	7,910	9,731
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/25 (2)	10,000	12,092
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/27 (2)	14,940	18,862
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/34 (2)	3,000	3,683
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/35 (2)	6,500	7,962
Highland County HFA, Adventist Health, Series I-3, VRDN,
1.12%, 11/15/33	620	620
Hillsborough County Aviation Auth. , Tampa Int'l. Airport, Series
A, 5.00%, 10/1/23 (2)	1,480	1,687
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Hillsborough County Aviation Auth. , Tampa Int'l. Airport, Series
B, 5.00%, 10/1/33	5,160	6,023
Hillsborough County Aviation Auth. , Tampa Int'l. Airport, Series
B, 5.00%, 10/1/34	3,090	3,602
Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/21	5,075	5,410
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30	5,000	5,503
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34	1,240	1,573
Miami-Dade County Aviation, 5.00%, 10/1/27 (2)	2,925	3,412
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2)	9,000	9,919
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2)	10,000	11,018
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26
(Prerefunded 10/1/22) (2)(3)	5,000	5,511
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2)	6,950	8,052
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2)	9,590	11,082
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2)	5,930	6,961
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25	3,000	3,325
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26
(Prerefunded 10/1/22) (3)	12,420	13,758
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27
(Prerefunded 10/1/22) (3)	4,980	5,516
Miami-Dade County EFA, Univ. of Miami, Series B, 5.25%,
4/1/20 (8)	4,610	4,642
Miami-Dade County Expressway Auth. , Series A, 5.00%, 7/1/33	3,000	3,604
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/26	4,530	5,257
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/27	3,850	4,461
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/28	2,775	3,209
Miami-Dade County Expressway Auth. , Toll, Series 2013A,
5.00%, 7/1/30	1,250	1,363
Miami-Dade County Expressway Auth. , Toll, Series 2014A,
5.00%, 7/1/30	2,000	2,307
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/26	3,900	4,263
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/28	5,565	6,063

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/31	2,000	2,306
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/21	5,680	6,063
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/22	12,820	14,218
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23	12,735	14,607
Orange County School Board, Series C, COP, 5.00%, 8/1/30	18,050	21,630
Orange County School Board, Series C, COP, 5.00%, 8/1/33	5,535	6,738
Orange County School Board, Series D, COP, 5.00%, 8/1/30	2,250	2,696
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/28	4,990	5,635
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/29	5,005	5,634
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/32	11,550	13,012
Orlando-Orange County Expressway Auth. , Series B, 5.00%,
7/1/24	1,830	2,072
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/27	3,900	4,395
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/28	5,000	5,629
South Broward Hosp. Dist. , 5.00%, 5/1/22	3,000	3,263
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/20	2,450	2,502
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	1,250	1,326
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	1,945	2,139
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23	1,000	1,139
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34	6,385	7,890
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35	9,000	11,082
St. Lucie County, Florida Power & Light, VRDN, 1.25%, 5/1/24
(2)	6,225	6,225
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/25	2,900	3,176
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/26	1,400	1,533
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/26	10,700	11,647
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/27	400	491
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/28	325	398
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/29	420	512
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/30	365	443
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/31	700	848
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/32	1,070	1,293
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/33	455	549
Tampa Health Sys., Catholic Health East, Series A, 5.25%,
11/15/23 (Prerefunded 5/15/20) (3)	3,225	3,264
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series 2015-1, STEP, 0.00%, 5/1/40	415	363
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series 2015-2, STEP, 0.00%, 5/1/40	255	183
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series A-4, STEP, 0.00%, 5/1/40	100	88
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-3, 6.61%, 5/1/40 (7)(9)	280	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.45%, 5/1/23 (7)(9)	155	—
		538,763

Georgia 4.8%
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27	1,825	2,104
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29	12,865	14,770
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30	10,500	12,033
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31	14,440	16,513
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	2,055	2,346
Atlanta Airport, Passenger Fac. Charge, Series C, 5.75%,
1/1/22	4,750	4,961
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.50%, 1/1/29	1,900	2,091
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	8,950	9,665
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	2,165	2,347
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/28	935	1,123

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/30	2,335	2,788
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/31	4,280	5,097
Atlanta Water & Wastewater, 5.00%, 11/1/31	12,860	15,413
Atlanta Water & Wastewater, 5.00%, 11/1/35	6,000	7,144
Carroll City-County Hosp. Auth., Tanner Medical Center,
Unrefunded Balance, 5.00%, 7/1/22	710	721
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/29	5,395	5,990
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/31	500	611
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/33	1,250	1,520
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/35	2,250	2,725
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.25%, 4/1/41	4,300	4,471
Fulton County Dev. Auth. , Children's Healthcare of Atlanta,
5.00%, 7/1/34	1,475	1,900
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/31	400	489
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/32	1,000	1,219
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/33	2,000	2,431
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/34	2,515	3,052
Gainesville & Hall County Hosp. Auth. , Georgia Health Sys. ,
Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (3)	2,610	2,614
Gainesville & Hall County Hosp. Auth. , Georgia Health Sys. ,
Unrefunded Balance, Series A, 5.375%, 2/15/40	805	808
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/26	1,860	2,243
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/28	1,200	1,470
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/29	1,780	2,173
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/30	6,000	7,289
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/35	5,000	6,000
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/37	2,500	2,986
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/28	2,500	3,112
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/29	2,750	3,412
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/31	2,365	2,905
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/32	3,660	4,481
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/33	3,390	4,140
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/32	1,000	1,219
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/34	1,205	1,462
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/35	1,000	1,211
Main Street Natural Gas, Series A, 5.00%, 5/15/28	3,800	4,721
Main Street Natural Gas, Series A, 5.50%, 9/15/22	3,230	3,577
Main Street Natural Gas, Series A, 5.50%, 9/15/24	2,500	2,958
Main Street Natural Gas, Series A, 5.50%, 9/15/27	11,060	14,056
Main Street Natural Gas, Series B, 5.00%, 3/15/20	5,360	5,383
Main Street Natural Gas, Gas Supply, Series C, VRDN, 4.00%,
8/1/48 (Tender 12/1/23)	14,375	15,825
Main Street Natural Gas, Gas Supply, Series D, FRN, 67% of 1M
USD LIBOR + 0.83%, 2.02%, 8/1/48 (Tender 12/1/23)	14,725	14,822
Metropolitan Atlanta Rapid Transit Auth. , Sales Tax, Series B,
5.00%, 7/1/32	5,000	6,152
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/21	2,695	2,789
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/28	8,660	10,395
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/29	9,290	11,577
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/30	1,870	2,318
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/31	1,965	2,422
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/32	1,060	1,303
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/33	665	815
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30	2,675	3,317
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31	1,560	1,922
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32	1,700	2,090
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33	1,845	2,262
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34	2,005	2,453
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35	3,415	4,169
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24	630	674
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34	3,000	3,370
		290,419

Hawaii 0.1%
Hawaii Airports Sys. , Series A, 5.25%, 7/1/23	4,175	4,250
		4,250

Idaho 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25	1,055	1,208
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26	1,000	1,141
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28	745	845
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	650	736
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30	725	818
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31	720	810
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32	1,000	1,124
Idaho HFA, Trinity Health Credit Group, Series D, 5.50%,
12/1/29	2,185	2,659
		9,341

Illinois 3.9%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23 (2)	5,500	5,897
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	23,000	26,953
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2)	5,450	6,361
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2)	13,000	15,134
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31	3,600	4,330
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/27	10,590	10,626
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/28	2,200	2,207
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34	8,450	10,467
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/23	3,065	3,075
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/24	2,605	2,614
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/25	2,920	2,930
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/27	2,710	2,719
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/29	1,245	1,249
Chicago Transit Auth. , Federal Highway, GAN, 5.00%, 6/1/21	2,400	2,516
Chicago Transit Auth. , Federal Highway, GAN, 5.00%, 6/1/22	3,405	3,685
Chicago Transit Auth. , Federal Highway, GAN, 5.00%, 6/1/23	4,150	4,634
Chicago Wastewater, Series A, 5.00%, 1/1/32	4,045	4,799
Chicago Wastewater, Series A, 5.00%, 1/1/33	4,250	5,030
Chicago Wastewater, Series A, 5.00%, 1/1/34	4,460	5,269
Illinois, GO, 5.00%, 2/1/20	3,775	3,775
Illinois, GO, 5.00%, 7/1/20	7,315	7,425
Illinois, GO, 5.00%, 2/1/21	3,775	3,908
Illinois, Series A, GO, 5.00%, 12/1/31	7,685	9,166
Illinois, Series B, GO, 5.00%, 5/1/26	5,000	5,903
Illinois, Series D, GO, 5.00%, 11/1/20	11,300	11,607
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Illinois, Series D, GO, 5.00%, 11/1/21	30,030	31,798
Illinois Fin. Auth. , Northwestern Memorial Hosp., Series A-2,
VRDN, 1.15%, 8/15/42	8,110	8,110
Illinois Fin. Auth. , Northwestern Memorial Hosp., Series A-4,
VRDN, 1.15%, 8/15/42	3,455	3,455
Illinois Fin. Auth. , OSF Healthcare System, Series B, VRDN,
1.18%, 11/15/37	4,575	4,575
Illinois Fin. Auth. , Univ. of Chicago Med. , Series D-1, VRDN,
1.15%, 8/1/43	2,475	2,475
Illinois State Toll Highway Auth. , Series C, 5.00%, 1/1/27	1,275	1,509
Illinois State Toll Highway Auth. , Series C, 5.00%, 1/1/28	1,150	1,356
Illinois State Toll Highway Auth. , Series D, 5.00%, 1/1/22	1,390	1,497
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B, 5.00%, 12/15/28	9,000	9,645
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/23	5,075	5,703
Railsplitter Tobacco Settlement Auth. , 5.50%, 6/1/23
(Prerefunded 6/1/21) (3)	2,565	2,721
		235,123

Indiana 0.3%
Indiana Fin. Auth. , Indiana Univ. Health, Series N, 5.00%, 3/1/23
(Prerefunded 3/1/21) (3)	2,430	2,535
Indiana Fin. Auth. , Indiana Univ. Health, Series N, 5.00%, 3/1/24
(Prerefunded 3/1/21) (3)	2,930	3,057
Indiana Fin. Auth. , Parkview Health Sysyem, Series D, VRDN,
1.15%, 11/1/39	3,500	3,500
Indiana Municipal Power Agency, Power Supply, Series A,
5.00%, 1/1/29	4,250	5,019
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2)	1,660	1,827
		15,938

Iowa 0.2%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	2,425	2,465
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	5,980	6,598
Iowa Fin. Auth. , Unity Point Health, VRDN, 1.15%, 7/1/41	1,000	1,000
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Iowa Fin. Auth. , Unity Point Health, Series E, VRDN, 1.15%,
2/15/41	4,150	4,150
		14,213

Kansas 0.4%
Kansas DFA, Series K, 5.00%, 12/1/20	2,300	2,329
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%,
11/15/32	11,400	12,313
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/21	1,135	1,177
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/23	1,155	1,258
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/25	1,000	1,136
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/26	1,045	1,209
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/28	2,300	2,656
Wichita, Via Christi Health, Series IV-A, 5.25%, 11/15/25
(Prerefunded 11/15/21) (3)	4,085	4,392
		26,470

Kentucky 0.9%
Ashland, Ashland Medical Center, 5.00%, 2/1/27	660	799
Ashland, Ashland Medical Center, 5.00%, 2/1/29	805	1,000
Ashland, Ashland Medical Center, 5.00%, 2/1/30	370	463
Ashland, Ashland Medical Center, 5.00%, 2/1/31	460	571
Ashland, Ashland Medical Center, 5.00%, 2/1/32	125	154
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27	8,625	10,401
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28	3,105	3,712
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29	5,250	6,253
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31	1,000	1,181
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32	3,250	3,830
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/20	500	506
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (3)	5,435	5,530
Kentucky Public Energy Auth. , Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)	10,000	10,993
Kentucky Public Energy Auth. , Gas Supply, Series C-1, VRDN,
4.00%, 12/1/49 (Tender 6/1/25)	5,000	5,614
Louisville & Jefferson County Regional Airport Auth. , United
Parcel Service of America, Series B, VRDN, 1.35%, 1/1/29 (2)	1,100	1,100
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide, Series A, VRDN, 1.27%, 1/1/29 (2)	1,500	1,500
		53,607

Louisiana 0.7%
Louisiana Offshore Terminal Auth. , Loop LCC Project, Series A,
VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	5,075	5,141
New Orleans Aviation Board, Series B, 5.00%, 1/1/29 (2)	4,400	5,109
New Orleans Aviation Board, Series B, 5.00%, 1/1/31 (2)	6,000	6,929
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	2,300	2,430
Saint Charles Parish PCR, Shell Oil Norco Project, VRDN,
1.24%, 11/1/21 (2)	8,200	8,200
Saint Charles Parish PCR, Shell Oil Norco Project, VRDN,
1.25%, 9/1/23 (2)	5,400	5,400
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%,
6/1/37 (Tender 4/1/23)	3,900	3,966
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.10%,
6/1/37 (Tender 7/1/24)	1,500	1,539
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
5/15/22	3,315	3,584
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
5/15/23	1,500	1,673
		43,971

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland 3.2%
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/25	700	762
Baltimore City, Series C, 5.00%, 7/1/27	500	574
Baltimore City, Series C, 5.00%, 7/1/28	1,165	1,336
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34	3,570	4,386
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26	3,030	3,492
Baltimore City Water, Series C, 5.00%, 7/1/34	2,155	2,632
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23	990	1,061
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24	2,500	2,724
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25	1,500	1,703
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26	2,495	2,874
Howard County, Series D, GO, 5.00%, 2/15/31	5,480	7,042
Maryland DOT, 4.00%, 2/15/20	2,965	2,968
Maryland DOT, 5.00%, 2/15/25 (Prerefunded 2/15/21) (3)	1,340	1,397
Maryland DOT, 5.00%, 2/15/28 (Prerefunded 2/15/21) (3)	8,475	8,837
Maryland Economic Dev. , Series B, 5.125%, 6/1/20 (10)	905	917
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
3/31/23 (2)	1,315	1,453
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
3/31/25 (2)	500	582
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/25 (2)	500	590
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/31 (2)	970	1,139
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (2)	13,440	14,290
Maryland Economic Dev. , Purple Line Light Rail, Series B,
5.00%, 9/30/26 (2)	5,685	6,033
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/26 (2)	3,435	3,645
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 3/31/27 (2)	3,435	3,642
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 3/31/28 (2)	3,435	3,636
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/29 (2)	1,665	1,971
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/26	2,075	2,510
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/27	1,000	1,233
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/28	1,000	1,254
Maryland Economic Dev. , Transportation Fac. , Series A,
5.125%, 6/1/20 (10)	365	370
Maryland HHEFA, 5.00%, 7/1/28	2,275	2,634
Maryland HHEFA, 5.00%, 7/1/29	1,600	1,847
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29	2,000	2,490
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30	2,180	2,700
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31	1,950	2,405
Maryland HHEFA, Anne Arundel Health Sys. , 5.00%, 7/1/25	1,000	1,094
Maryland HHEFA, Doctors Community Hosp. , 5.30%, 7/1/25
(Prerefunded 7/1/20) (3)	1,950	1,985
Maryland HHEFA, Doctors Community Hosp., Unrefunded
Balance, 5.30%, 7/1/25 (Prerefunded 7/1/20) (3)	325	331
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%,
7/1/20	2,395	2,435
Maryland HHEFA, John Hopkins Health Sys. , Series A, 5.00%,
5/15/31	2,660	3,196
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29	10,365	12,171
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30	2,785	3,259
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31	1,450	1,692
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26	2,200	2,498
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28	4,000	4,536
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	1,970	2,194
Maryland HHEFA, Meritus Medical Center, Series A, 5.00%,
7/1/33	1,000	1,169
Maryland HHEFA, Univ. of Maryland Medical Sys. , Series A,
5.00%, 7/1/20	1,240	1,261
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical Sys. , Unrefunded
Balance, 5.00%, 7/1/21	2,105	2,107
Maryland HHEFA, Western Maryland Health Sys. , 5.25%, 7/1/27
(Prerefunded 7/1/24) (3)	3,700	4,309
Maryland HHEFA, Western Maryland Health Sys. , 5.25%, 7/1/28
(Prerefunded 7/1/24) (3)	12,180	14,145
Maryland Transportation Auth. , Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (2)	1,000	1,288
Montgomery County, Series A, GO, 5.00%, 11/1/25	11,060	13,620
Montgomery County, Series B, GO, 5.00%, 11/1/21	6,020	6,453
Montgomery County, Series C, GO, 5.00%, 10/1/24	11,460	13,629
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22	520	565
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23	650	723
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27	1,465	1,685
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29	1,075	1,228
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	1,700	1,704
		196,406

Massachusetts 1.4%
Massachusetts, Series B, GO, 5.25%, 9/1/22 (4)	8,000	8,896
Massachusetts, Series C, GO, 5.50%, 12/1/23 (8)	4,500	5,283
Massachusetts, Series F, GO, 5.00%, 11/1/24 (Prerefunded
11/1/22) (3)	18,775	20,887
Massachusetts Dev. Fin. Agency, Harvard Univ. , Series B-2,
5.25%, 2/1/34 (Prerefunded 2/1/21) (3)	4,195	4,378
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-
2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25)	10,000	11,922
Massachusetts Ed. Fin. Auth. , Series A, 5.50%, 1/1/22	3,500	3,503
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series A, 5.00%, 8/15/27	4,850	5,348
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/27	6,450	7,112
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/28	13,100	14,440

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/30	5,260	5,793
		87,562

Michigan 3.8%
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (4)	605	698
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (4)	500	576
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (4)	1,280	1,469
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (4)	1,000	1,143
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (4)	1,200	1,364
Grand Traverse County Hosp. Fin. Auth. , Munson Healthcare,
Series C, VRDN, 1.18%, 7/1/41	600	600
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/31	8,560	10,325
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/32	3,500	4,206
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/33	14,085	16,882
Great Lakes Water Auth. , Sewage Disposal, Series C, 5.00%,
7/1/36	16,395	19,638
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/28	9,505	11,596
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/29	6,225	7,568
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/30	8,115	9,819
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/31	5,535	6,677
Karegnondi Water Auth. , Water Supply, Series A, 5.00%,
11/1/22	2,810	3,103
Michigan Fin. Auth. , Great Lakes Water Auth. , Sewer Disposal,
Series C, 5.00%, 7/1/35	1,000	1,169
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/28	8,870	11,014
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/30	11,730	14,442
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/31	3,000	3,685
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/32	480	586
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	6,580	8,023
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/41	4,695	5,622
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/28	2,505	2,962
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/29	1,000	1,179
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/30	850	999
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/31	2,250	2,636
Michigan Fin. Auth. , Sewer Disposal, Series C-3, 5.00%, 7/1/21
(4)	6,000	6,343
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/31 (Prerefunded 6/1/22) (3)	6,960	7,608
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/32 (Prerefunded 6/1/22) (3)	7,595	8,302
Michigan Fin. Auth. , Trinity Health Credit Group, 5.50%,
12/1/29	5,000	6,084
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/34	5,000	6,272
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/35	5,750	7,195
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/37	5,000	6,220
Michigan Municipal Bond Auth. , Clean Water, Unrefunded
Balance, 5.00%, 10/1/22	270	271
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/30	1,700	2,153
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/31	1,050	1,326
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/32	1,250	1,574
Wayne County Airport Auth. , Series B, 5.00%, 12/1/26 (2)	3,155	3,893
Wayne County Airport Auth. , Series B, 5.00%, 12/1/27 (2)	1,810	2,273
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Wayne County Airport Auth. , Series B, 5.00%, 12/1/28 (2)	800	999
Wayne County Airport Auth. , Series B, 5.00%, 12/1/29 (2)	600	745
Wayne County Airport Auth. , Series B, 5.00%, 12/1/30 (2)	1,360	1,680
Wayne County Airport Auth. , Series B, 5.00%, 12/1/31 (2)	800	986
Wayne County Airport Auth. , Series B, 5.00%, 12/1/32 (2)	1,450	1,782
Wayne County Airport Auth. , Series F, 5.00%, 12/1/26 (2)	3,795	4,571
Wayne County Airport Auth. , Series F, 5.00%, 12/1/28 (2)	7,500	9,000
Wayne County Airport Auth. , Series F, 5.00%, 12/1/34 (2)	3,500	4,155
		231,413

Minnesota 0.3%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27	6,500	7,500
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31	3,580	4,090
Minnesota, Series B, GO, 5.00%, 10/1/24	3,400	3,632
		15,222

Missouri 0.3%
Missouri HEFA, BJC Health Systems, Series A, VRDN, 1.15%,
9/1/30	5,000	5,000
Missouri HEFA, Saint Luke's Health, 5.00%, 11/15/30	4,750	5,768
Missouri HEFA, Washington Univ. , Series B, VRDN, 1.15%,
3/1/40	500	500
Saint Louis Airport, Series B, 5.00%, 7/1/21 (2)(4)	905	956
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(4)	1,050	1,146
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(4)	975	1,099
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(4)	1,075	1,248
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(4)	2,725	3,252
		18,969

Montana 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23	835	896
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24	880	957
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25	925	1,018
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26	970	1,074
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28	1,060	1,182
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31	1,250	1,384
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32	445	492
		7,003

Nebraska 0.9%
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42	12,130	13,182
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37	4,000	4,372
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27	4,000	4,893
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29	4,000	5,047
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30	10,000	12,762
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31	2,000	2,585
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32	5,805	7,578
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35	1,000	1,349
		51,768

Nevada 0.3%
Las Vegas Valley Water Dist. , Series B, GO, 5.00%, 6/1/26	5,545	6,063
Truckee Meadows Water Auth. , 5.00%, 7/1/32	4,000	4,896
Truckee Meadows Water Auth. , 5.00%, 7/1/34	3,965	4,836
Truckee Meadows Water Auth. , 5.00%, 7/1/35	1,195	1,455
		17,250

New Hampshire 0.2%
National Fin. Auth. , Series 2020-1, Class A, 4.125%, 1/20/34	11,450	13,725
		13,725

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New Jersey 2.1%
New Jersey Economic Dev. Auth. , Continental Airlines, 5.125%,
9/15/23 (2)	6,840	7,353
New Jersey Economic Dev. Auth. , Continental Airlines, Series B,
5.625%, 11/15/30 (2)	2,000	2,307
New Jersey Economic Dev. Auth. , Transportation Sys. , 5.00%,
11/1/33	4,750	5,881
New Jersey Economic Dev. Auth. , Transportation Sys. , 5.00%,
11/1/34	4,350	5,368
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/27 (4)	1,200	1,478
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , Series
A, 5.25%, 7/1/28	5,000	5,673
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series A, 5.00%, 12/15/24	5,000	5,837
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/20	4,290	4,350
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/21	7,185	7,562
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/22	5,000	5,437
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , 5.00%, 12/15/24	5,225	6,099
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series B, 5.50%, 12/15/20 (11)	2,000	2,076
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/27
(Prerefunded 7/1/22) (3)	810	890
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/28
(Prerefunded 7/1/22) (3)	17,880	19,650
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/27	5,495	6,133
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/28	13,060	14,553
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/33	5,000	6,309
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/25	2,000	2,390
New Jersey Turnpike Auth. , Unrefunded Balance, Series A,
5.00%, 1/1/27 (Prerefunded 7/1/22) (3)	11,190	12,297
New Jersey Turnpike Auth. , Unrefunded Balance, Series A,
5.00%, 1/1/28 (Prerefunded 7/1/22) (3)	1,740	1,912

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/22	400	433
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/23	1,930	2,152
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/24	2,630	3,015
		129,155

New Mexico 0.2%
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)	9,750	11,692
		11,692

New York 14.4%
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30	1,250	1,598
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32	1,350	1,717
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/20 (10)	1,360	1,383
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/21 (Prerefunded 7/1/20) (3)	6,935	7,052
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/22 (Prerefunded 7/1/20) (3)	3,845	3,910
Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/32	5,525	7,005
Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23) (3)	25	28
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/25	975	1,093
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/25	8,860	9,271
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28	6,300	7,313
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33	8,490	10,064

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/26	20,000	24,825
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32	18,985	23,880
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35	23,225	29,004
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 5.00%, 8/15/33	19,285	20,463
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29	8,000	10,014
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34	5,000	6,185
Dormitory Auth. of the State of New York, Third Gen.
Resolution, 5.00%, 5/15/29	5,850	6,392
Metropolitan Transportation Auth. , Series C, 5.00%, 11/15/22	3,820	4,234
Metropolitan Transportation Auth. , Series C-1, 5.00%, 11/15/24	6,180	7,332
Metropolitan Transportation Auth. , Series C-1, 5.00%, 11/15/33	21,875	27,248
Metropolitan Transportation Auth. , Series C-1, 5.00%, 11/15/35	10,000	12,110
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/29	10,000	12,357
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/30	5,000	6,156
Metropolitan Transportation Auth. , Series D-1, BAN, 5.00%,
9/1/22	37,560	41,207
Metropolitan Transportation Auth. , Series E, 5.00%, 11/15/25
(Prerefunded 11/15/22) (3)	4,000	4,472
Metropolitan Transportation Auth. , Series E-1, VRDN, 1.18%,
11/15/50	3,900	3,900
Metropolitan Transportation Auth. , Series F, 5.00%, 11/15/26	9,090	10,084
Metropolitan Transportation Auth. , Dedicated Tax Fund, Series
A, 5.00%, 11/15/27	9,925	11,036
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	110	110
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	1,058	1,070
Nassau County IDA, Amsterdam at Harborside, Series A-5,
IDRB, 6.70%, 1/1/49	157	156
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20	34	34
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (7)(9)	596	89
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27	1,650	1,897
New York City, Series 1, GO, 5.00%, 8/1/25	13,000	15,854
New York City, Series B-1, GO, 5.00%, 12/1/31	2,000	2,478
New York City, Series B-1, GO, 5.00%, 10/1/35	1,750	2,183
New York City, Series B-1, GO, 5.00%, 10/1/37	3,070	3,801
New York City, Series D, GO, 5.00%, 8/1/28	9,965	11,158
New York City, Series E, GO, 5.00%, 8/1/28	6,125	6,978
New York City, Series E, GO, 5.00%, 8/1/29	6,550	7,337
New York City, Series E-3, GO, 5.00%, 8/1/23	7,100	7,539
New York City, Series F-1, GO, 5.00%, 3/1/28	9,000	10,107
New York City, Series I, GO, 5.00%, 8/1/21	9,030	9,587
New York City, Series I, GO, 5.00%, 3/1/28	14,730	17,104
New York City, Series M, GO, 5.00%, 4/1/21 (12)	5	5
New York City, Unrefunded Balance, Series I-1, GO, 5.00%,
8/1/20	40	41
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series AA, 5.00%, 6/15/37	19,000	23,623
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series BB-2, 5.00%, 6/15/31	5,680	7,174
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series EE, 5.00%, 6/15/29	7,600	8,307
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series EE, 5.00%, 6/15/31	13,070	14,269
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series FF, 5.00%, 6/15/28	6,945	7,601
New York City Transitional Fin. Auth. , Series A-6, VRDN, 1.18%,
8/1/39	5,500	5,500
New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/24	5,950	6,308
New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/25	5,625	6,192
New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/26	15,250	16,783
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/32	16,155	20,371
New York City Transitional Fin. Auth. Building Aid, Series S-2,
5.00%, 7/15/32	7,715	9,728
New York City Transitional Fin. Auth. Future Tax, Series A,
5.00%, 11/1/27	8,410	9,011
New York City Transitional Fin. Auth. Future Tax, Series A-1,
5.00%, 8/1/24	11,500	13,601
New York City Transitional Fin. Auth. Future Tax, Series A-2,
5.00%, 8/1/36	16,840	21,004
New York City Transitional Fin. Auth. Future Tax, Series B-1,
5.00%, 8/1/34	5,160	6,583
New York City Transitional Fin. Auth. Future Tax, Series C,
5.00%, 11/1/27	19,480	23,467
New York City Transitional Fin. Auth. Future Tax, Series D,
5.00%, 11/1/23	8,000	8,081
New York City Transitional Fin. Auth. Future Tax, Series E-1,
5.00%, 2/1/33	9,000	11,176
New York City Transitional Fin. Auth. Future Tax, Series F-1,
5.00%, 5/1/33	11,300	14,119
New York City Transitional Fin. Auth. Future Tax, Series F-1,
5.00%, 5/1/34	3,000	3,742
New York City Transitional Fin. Auth. Future Tax, Series F-3,
5.00%, 2/1/31	7,450	9,079
New York City Transitional Fin. Auth. Future Tax, Unrefunded
Balance, Series B, 5.00%, 11/1/22	4,880	4,896
New York State Thruway Auth. , Highway & Bridge Trust Fund,
Series A-1, 5.00%, 4/1/23	6,000	6,288
New York State Thruway Auth. , Personal Income Tax, Series A,
5.00%, 3/15/25	1,000	1,127
New York State Thruway Auth. , Personal Income Tax, Series A,
5.00%, 3/15/27	2,830	3,184
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/21 (2)	3,150	3,310
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (2)	7,935	8,330
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (2)	4,980	5,212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York State Transportation Dev. , Delta Airlines, 5.00%,
1/1/26 (2)	10,700	12,809
New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/22 (2)	2,245	2,395
New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/23 (2)	1,845	2,030
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/21	7,500	7,843
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/23	10,725	12,081
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/24	6,325	7,385
New York State Urban Dev. , Personal Income Tax, Series C,
5.00%, 3/15/28	14,775	16,600
New York State Urban Dev. , Personal Income Tax, Series C-2,
5.00%, 3/15/33	18,775	23,661
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (2)	7,175	7,924
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/23 (2)	5,000	5,703
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2)	5,410	6,318
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2)	28,545	35,388
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/26	32,550	36,252
Utility Debt Securitization Auth. , Series TE, 5.00%, 12/15/29	9,190	10,615
		873,931

North Carolina 2.5%
Charlotte Airport, Series A, 5.00%, 7/1/27	3,670	3,731
Charlotte Water & Sewer, 5.00%, 7/1/24	5,000	5,897
Charlotte-Mecklenburg Hosp. Auth. , Series C, VRDN, 1.15%,
1/15/37	3,500	3,500
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
5.00%, 1/15/38	4,000	4,672
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
Series A, 4.00%, 1/15/35	7,200	8,025
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
Series A, 5.00%, 1/15/28	6,210	6,694
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	3,000	3,155
New Hanover County, Regional Medical Center, 5.00%, 10/1/29	800	962
New Hanover County, Regional Medical Center, 5.00%, 10/1/30	4,235	5,069
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ. ,
5.00%, 1/1/33	5,205	6,393
North Carolina Eastern Municipal Power Agency, Series A,
5.00%, 1/1/26 (Prerefunded 7/1/22) (3)	1,195	1,312
North Carolina Eastern Municipal Power Agency, Series B,
6.00%, 1/1/22 (10)	9,570	10,491
North Carolina Eastern Municipal Power Agency, Series B,
6.00%, 1/1/22 (10)(11)	4,450	4,878
North Carolina Eastern Municipal Power Agency, Series D,
5.00%, 1/1/25 (Prerefunded 7/1/22) (3)	9,120	10,011
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/20	205	209
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/21	230	241
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/22	855	916
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/23	595	652
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24	705	788
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25	485	550
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/30	2,715	3,207
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/31	7,000	8,238
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/32	2,000	2,347
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31	10,025	12,058
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/25 (Prerefunded 1/1/22) (3)	5,000	5,383

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/26 (Prerefunded 1/1/22) (3)	6,570	7,073
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/29 (Prerefunded 1/1/22) (3)	1,300	1,400
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/30 (Prerefunded 1/1/22) (3)	5,110	5,501
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/31 (Prerefunded 1/1/22) (3)	1,315	1,416
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/29	3,000	3,636
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3)	215	263
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/30	9,785	11,813
North Carolina Turnpike Auth. , 5.00%, 1/1/24 (4)	700	800
North Carolina Turnpike Auth. , 5.00%, 1/1/25	1,300	1,530
North Carolina Turnpike Auth. , 5.00%, 1/1/26 (4)	1,350	1,635
North Carolina Turnpike Auth. , 5.00%, 1/1/27 (4)	2,400	2,974
Raleigh Durham Airport Auth. , Series B, 5.00%, 11/1/25
(Prerefunded 5/1/20) (3)	5,480	5,534
		152,954

Ohio 0.8%
Cleveland Airports, Series A, 5.00%, 1/1/27 (4)	1,525	1,802
Cleveland Airports, Series A, 5.00%, 1/1/28 (4)	3,055	3,596
Cleveland Airports, Series A, 5.00%, 1/1/30 (4)	1,650	1,928
Cleveland Airports, Series A, 5.00%, 1/1/31 (4)	1,000	1,165
Columbus, Series A, GO, 4.00%, 8/15/27	4,625	5,349
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/30	1,100	1,385
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/31	1,000	1,255
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/32	1,600	2,002
Hamilton County, Life Enriching Communities, 4.00%, 1/1/21	300	306
Hamilton County, Life Enriching Communities, 5.00%, 1/1/22	365	387
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Hamilton County, Life Enriching Communities, 5.00%, 1/1/23	400	436
Hamilton County, Life Enriching Communities, 5.00%, 1/1/24	525	586
Hamilton County, Life Enriching Communities, 5.00%, 1/1/25	800	915
Hamilton County, Life Enriching Communities, 5.00%, 1/1/26	550	643
Hamilton County, Life Enriching Communities, 5.00%, 1/1/31	1,500	1,725
Montgomery County, Catholic Health Initiatives, Series B,
5.25%, 5/1/29 (Prerefunded 11/12/23) (3)	1,615	1,848
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, Series B, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3)	3,010	3,445
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23	7,000	8,009
Ohio Hosp. Fac. , Cleveland Clinic Health, Series A, 5.00%,
1/1/31	5,480	6,933
Ohio Hosp. Fac. , Cleveland Clinic Health, Series A, 5.00%,
1/1/33	2,735	3,430
		47,145

Oregon 0.2%
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/23	250	275
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/25	280	321
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/27	305	353
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/28	320	369
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/29	335	385
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/30	355	407
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/31	370	423
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/32	390	444
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/33	410	466
Port of Portland Airport, Series 24B, 5.00%, 7/1/30 (2)	2,000	2,438
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Port of Portland Airport, Series 24B, 5.00%, 7/1/31 (2)	1,685	2,046
Port of Portland Airport, Series 24B, 5.00%, 7/1/32 (2)	1,130	1,368
		9,295

Pennsylvania 2.4%
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/23 (1)	2,000	2,174
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/28 (1)	2,000	2,394
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/33 (1)	1,500	1,775
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/25	1,500	1,787
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/26	2,000	2,444
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/27	2,000	2,494
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.00%, 1/1/22	325	339
Pennsylvania Economic DFA, Waste Management, Inc., VRDN,
1.45%, 8/1/45 (Tender 5/1/20) (2)	33,600	33,600
Philadelphia Airport, Series A, 5.25%, 6/15/28	1,180	1,198
Philadelphia Airport, Series A, 5.25%, 6/15/29	4,145	4,207
Philadelphia Airport, Series D, 5.25%, 6/15/23 (2)	19,670	19,965
Philadelphia Airport, Series D, 5.25%, 6/15/24 (2)	22,340	22,674
Saint Mary Hosp. Auth. , Catholic Health East, Series A, 5.00%,
11/15/26 (Prerefunded 5/15/20) (3)	5,000	5,057
Saint Mary Hosp. Auth. , Catholic Health East, Series A, 5.25%,
11/15/23 (Prerefunded 5/15/20) (3)	8,000	8,098
Southcentral Pennsylvania General Auth. , Wellspan Health,
Series E, VRDN, 1.16%, 6/1/35	15,300	15,300
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/31 (4)	9,160	11,134
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/32 (4)	10,000	12,128
		146,768
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico 1.5%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	3,885	4,143
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	3,565	3,810
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	4,115	4,408
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (7)(9)	130	104
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (7)(9)	170	136
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (7)(9)	5,400	4,340
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (7)(9)	500	402
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (7)(9)	630	505
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (7)(9)	2,380	1,907
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (7)(9)	830	665
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (7)(9)	985	789
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (7)(9)	130	104
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (7)(9)	410	329
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (7)(9)	1,810	1,450
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (7)(9)	70	56
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (7)(9)	625	503
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (7)(9)	535	421
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (7)(9)	215	173
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (7)(9)	610	490
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (7)(9)	480	388
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(9)	150	112
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(9)	265	208
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(9)	190	152
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(9)	1,890	1,484
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(9)	530	426
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(9)	225	181
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (7)(9)	4,875	3,918
Puerto Rico Sales Tax Fin. , Series A-1, 5.00%, 7/1/58	10,000	11,244
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	7,147	5,280
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	31,450	21,620
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	20,221	22,225
		91,973

Rhode Island 0.4%
Central Falls Detention Fac. , 7.25%, 7/15/35 (7)(9)	980	176
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/20 (10)	1,000	1,024
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/21 (10)	1,305	1,389
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/22 (10)	2,705	2,987
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/23 (10)	1,000	1,142
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/20	2,705	2,756

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/22	1,950	2,107
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/23	1,950	2,163
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/24	5,025	5,707
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/25	1,425	1,654
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/26	1,630	1,930
		23,035

South Carolina 1.2%
Lexington County Health Services Dist. , Lexmed, 5.00%,
11/1/27	1,595	2,026
Lexington County Health Services Dist. , Lexmed, 5.00%,
11/1/29	3,010	3,763
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)	21,000	23,131
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/26 (Prerefunded 11/1/22) (3)	1,000	1,111
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/27 (Prerefunded 11/1/22) (3)	5,500	6,111
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/28 (Prerefunded 11/1/22) (3)	9,750	10,833
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	9,940	11,044
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32	5,000	6,220
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34	8,370	10,320
		74,559

South Dakota 0.1%
South Dakota HEFA, Regional Health, 5.00%, 9/1/20 (10)	1,000	1,024
South Dakota HEFA, Regional Health, 5.00%, 9/1/21
(Prerefunded 9/1/20) (3)	1,000	1,023
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34	4,300	4,932
		6,979

Tennessee 1.8%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/25	1,300	1,538
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/26	1,000	1,178
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/27	1,050	1,230
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/28	1,000	1,166
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/29	1,000	1,161
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/25	2,500	2,833
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/30	2,735	3,394
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/31	5,500	6,223
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/32	4,000	4,507
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/33	7,250	8,125
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/34	4,500	5,035
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36	1,755	2,134
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/37	8,825	10,675
Metropolitan Gov't. of Nashville & Davidson County, Series C,
GO, 5.00%, 7/1/32	8,000	9,583
Metropolitan Gov't. of Nashville & Davidson County, Vanderbilt
Univ. Medical Center, Series A, 5.00%, 7/1/30	2,110	2,553
Tennessee, Series B, GO, 5.00%, 8/1/30	6,860	8,521
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)	17,070	18,476
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21	2,140	2,278
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	12,770	14,925
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	4,945	6,021
		111,556

Texas 12.8%
Arlington, Special Tax, Series A, 5.00%, 2/15/35 (4)	2,500	3,118
Austin Airport, Series 2017B, 5.00%, 11/15/33 (2)	1,130	1,369
Austin Airport, Series 2019B, 5.00%, 11/15/33 (2)	2,000	2,556
Austin Airport, Series B, 5.00%, 11/15/25 (2)	650	787
Austin Airport, Series B, 5.00%, 11/15/26 (2)	1,100	1,362
Austin Airport, Series B, 5.00%, 11/15/29 (2)	1,200	1,468
Austin Airport, Series B, 5.00%, 11/15/31 (2)	1,550	1,886
Austin Airport, Series B, 5.00%, 11/15/32 (2)	1,600	2,052
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/21	500	517
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/23	1,405	1,552
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24	410	466
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25	500	583
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26	500	596
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33	1,800	2,125
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/22	1,150	1,223
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/23	750	819
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24	500	559
Austin Water & Wastewater, 5.00%, 11/15/30	5,340	6,629
Central Texas Regional Mobility Auth. , 5.00%, 1/1/22	845	906
Central Texas Regional Mobility Auth. , 5.00%, 1/1/23	1,000	1,109
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth. , 5.00%, 1/1/32	6,475	7,736
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33	3,970	4,731
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/23	475	527
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/33	2,600	2,864
Clifton Higher Ed. Fin. , Int'l. Leadership, Series D, 5.75%,
8/15/33	10,000	11,585
Cypress-Fairbanks Independent School Dist. , GO, 5.00%,
2/15/29	3,840	4,574
Cypress-Fairbanks Independent School Dist. , School Building,
GO, 5.00%, 2/15/24	7,205	7,507
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32	5,000	6,051
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33	1,825	2,207
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/38
(Prerefunded 11/1/20) (2)(3)	4,000	4,115
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/43
(Prerefunded 11/1/20) (2)(3)	13,585	13,977
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2)	6,000	6,854
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/23	2,400	2,475
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29	5,985	6,624
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28	2,000	2,310
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29	1,300	1,498
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28	1,850	2,136
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/26	1,000	1,031
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/28	13,770	14,184
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/22	450	487
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/34	1,750	1,955
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.25%,
9/1/29	1,000	1,140
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34	8,495	10,717
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28	2,000	2,447
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
VRDN, 5.00%, 7/1/49 (Tender 12/1/22)	5,275	5,840
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
VRDN, 5.00%, 7/1/49 (Tender 12/1/24)	5,500	6,459
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 12/1/20	1,855	1,916
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 6/1/24	15,000	15,197
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 12/1/24	2,155	2,551
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3)	3,300	3,937
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. Sys. ,
Series C-1, VRDN, 1.15%, 12/1/24	200	200
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. Sys. ,
Series C-2, VRDN, 1.15%, 12/1/27	5,425	5,425
Harris County Health Fac. Dev. , Methodist Hosp. Sys. , Series A-
2, VRDN, 1.15%, 12/1/41	1,050	1,050
Harris County Toll Road Auth. , Senior Lien, Series A, 5.00%,
8/15/31	3,000	3,798
Harris County Toll Road Auth. , Senior Lien, Series A, 5.00%,
8/15/32	2,550	3,220
Houston, Series A, GO, 5.00%, 3/1/21	3,960	4,134
Houston, Series A, GO, 5.00%, 3/1/22	1,975	2,142
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25	2,485	2,881
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27	6,000	6,947
Houston Airport, United Airlines, Terminal E, 4.50%, 7/1/20 (2)	1,730	1,751
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2)	11,130	12,131
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2)	10,200	11,470
Houston Airport, United Airlines, Terminal Improvement, Series
B-1, 5.00%, 7/15/35 (2)	3,250	3,699
Houston Airport, United Airlines, Terminal Improvement, Series
C, 5.00%, 7/15/20 (2)	7,600	7,721
Houston Combined Utility, Series C, 5.00%, 5/15/27	8,950	10,432
Houston Combined Utility, Series C, 5.00%, 5/15/28	6,655	7,740
Houston Independent School Dist. , GO, 5.00%, 2/15/31	3,710	4,608
Houston Independent School Dist. , Series A, GO, 5.00%,
2/15/31	3,275	3,970
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Houston Independent School Dist. , Series A, GO, 5.00%,
2/15/32	6,500	7,877
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/26	2,890	3,248
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/28	9,800	10,969
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/30	13,805	15,432
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/31	10,000	11,179
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/36	6,055	6,751
Lower Colorado River Auth. , Transmission Services, Series D,
5.00%, 5/15/30	4,450	5,266
Lower Colorado River Auth. , Transmission Services, Series D,
5.00%, 5/15/31	4,630	5,471
Mission Economic Dev. , VRDN, 1.45%, 1/1/26 (Tender 5/1/20)
(2)	6,650	6,650
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (1)(2)	10,700	11,586
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/23	250	279
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/24	500	574
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/25	750	883
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/26	1,020	1,203
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/27	2,145	2,520
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/29	780	909
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/30	835	970
North Texas Tollway Auth. , Series A, 6.00%, 9/1/41
(Prerefunded 9/1/21) (3)	6,675	7,202
North Texas Tollway Auth. , Series D, 5.25%, 9/1/27
(Prerefunded 9/1/21) (3)	9,775	10,434
North Texas Tollway Auth. , 1st Tier, 5.00%, 1/1/25	2,090	2,166
North Texas Tollway Auth. , 1st Tier, Series 2014-A, 5.00%,
1/1/22	2,195	2,364
North Texas Tollway Auth. , 1st Tier, Series 2016A, 5.00%,
1/1/31	3,700	4,460

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Texas Tollway Auth. , 1st Tier, Series 2017A, 5.00%,
1/1/31	1,250	1,507
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/23	3,580	3,999
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/25	2,000	2,229
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/26	1,900	2,117
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/27	5,525	6,367
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/29	3,185	3,417
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/27	10,205	10,969
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/28	7,440	7,990
North Texas Tollway Auth. , 2nd Tier, Series A, 5.00%, 1/1/34	9,235	10,832
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/25	2,000	2,227
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/26	700	779
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/30	6,530	7,838
North Texas Tollway Auth. , 2nd Tier, Series B, Refunding,
5.00%, 1/1/31	2,000	2,392
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/31	10,400	11,883
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/32	1,400	1,718
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/33	3,910	4,773
San Antonio Electric & Gas, 5.00%, 2/1/21	5,240	5,457
San Antonio Electric & Gas, 5.00%, 2/1/32	3,195	3,922
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/31	2,250	2,797
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/32	3,000	3,719
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33	2,265	2,799
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27	1,500	1,816
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28	1,720	2,074
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29	1,200	1,445
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30	1,500	1,810
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.00%, 8/15/20 (10)	190	194

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/21 (Prerefunded 8/15/20) (3)	185	189
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/22 (Prerefunded 8/15/20) (3)	115	118
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/24 (Prerefunded 8/15/20) (3)	280	286
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/25 (Prerefunded 8/15/20) (3)	305	312
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.00%, 8/15/20 (10)	2,380	2,431
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.25%, 8/15/21 (Prerefunded
8/15/20) (3)	2,315	2,367
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.25%, 8/15/22 (Prerefunded
8/15/20) (3)	1,465	1,498
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.25%, 8/15/24 (Prerefunded
8/15/20) (3)	3,160	3,231
Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.25%, 8/15/25 (Prerefunded
8/15/20) (3)	3,825	3,911
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/34	3,615	4,364
Texas, TRAN, 4.00%, 8/27/20	25,000	25,431
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27	2,500	2,936
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28	1,600	1,876
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%,
12/15/22	2,735	3,038
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%,
12/15/25	4,450	5,400
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26	31,115	36,963
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	325	359
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27	2,000	2,207
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	29,515	32,502
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,535	9,380
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	3,415	3,747
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	8,650	9,465
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35	6,000	7,662
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32	14,785	17,160
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31	7,115	8,224
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27	6,100	7,081
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31	12,420	15,708
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33	8,000	10,077
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33	19,275	24,279
Texas Transportation Commission, State Highway, 1st Tier,
5.00%, 10/1/23	14,000	16,058
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28	12,080	14,193
		778,549

Utah 0.9%
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/31 (2)	2,500	3,070
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2)	3,925	4,808
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2)	3,500	4,382
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2)	1,825	2,279
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2)	2,200	2,711
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2)	5,050	6,290
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2)	3,500	4,340
Utah, GO, 5.00%, 7/1/23	12,615	14,382
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/25 (Prerefunded
6/15/22) (3)	2,250	2,466
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/26 (Prerefunded
6/15/22) (3)	3,195	3,501
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/27 (Prerefunded
6/15/22) (3)	3,645	3,995

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/28 (Prerefunded
6/15/22) (3)	3,850	4,219
		56,443

Virginia 5.1%
Arlington County, Series A, GO, 5.00%, 8/1/23	6,300	6,948
Arlington County, Public Improvement, Series A, GO, 5.00%,
8/1/26 (Prerefunded 8/1/21) (3)	1,800	1,910
Arlington County, Public Improvement, Series A, GO, 5.00%,
8/1/27 (Prerefunded 8/1/21) (3)	1,550	1,644
Botetourt County, Residential Care Fac. , Series A, 4.75%,
7/1/23	1,930	2,009
Fairfax County, Public Improvement, Series A, GO, 4.00%,
10/1/21	9,995	10,516
Fairfax County IDA, Inova Health, Series B, IDRB, 5.00%,
5/15/26	3,600	4,472
Fairfax County IDA, Inova Health, Series D, IDRB, 5.00%,
5/15/28	15,250	16,615
Fairfax County Redev. & Housing Auth. , Wedgewood Affordable
Housing, 5.00%, 10/1/34	3,715	4,741
Fairfax County Water Auth. , 5.00%, 4/1/24 (Prerefunded
4/1/22) (3)	7,005	7,627
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/30	1,645	1,892
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/31	1,000	1,150
Fredericksburg Economic Dev. Auth. , Medicorp Health, 5.25%,
6/15/22	3,415	3,729
Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/27	1,325	1,592
Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/28	3,140	3,770
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26) (3)	1,190	1,490
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
7/1/29 (Prerefunded 7/1/24) (3)	3,890	4,587
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26) (3)	3,635	4,565
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26) (3)	5,700	7,158
Hampton Roads Sanitation Dist. , Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27	2,280	2,852
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/22	15,550	17,062
Lexington IDA, V. M. I Dev. Board, Series A, IDRB, 5.00%,
12/1/20	1,400	1,448
Norfolk Economic Dev. Auth. , Bon Secours Health, Series B,
5.00%, 11/1/28 (Prerefunded 11/1/22) (3)	5,000	5,541
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	3,795	4,895
Upper Occoquan Sewage Auth. , 5.00%, 7/1/26	7,925	9,653
Upper Occoquan Sewage Auth. , 5.00%, 7/1/29	13,000	15,669
Virginia College Building Auth. , Public Higher Ed. Fin. , Series A,
5.00%, 9/1/29	5,000	6,210
Virginia College Building Auth. , Public Higher Ed. Fin. , Series A,
5.00%, 2/1/30 (Prerefunded 2/1/25) (3)	13,800	16,586
Virginia College Building Auth. , Public Higher Ed. Fin. , Series B,
5.00%, 9/1/22	3,000	3,071
Virginia Commonwealth Transportation Board, Series A, GAN,
5.00%, 9/15/23 (Prerefunded 3/15/22) (3)	7,660	8,326
Virginia Commonwealth Transportation Board, Series A, GAN,
5.00%, 9/15/24 (Prerefunded 3/15/22) (3)	2,175	2,364
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25	5,500	6,653
Virginia Commonwealth Transportation Board, Series A, GAN,
5.00%, 9/15/27 (Prerefunded 3/15/22) (3)	5,000	5,435
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30	7,900	10,085
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32	7,075	8,974
Virginia Commonwealth Transportation Board, Capital Project,
Series 2011, 5.00%, 5/15/21	3,500	3,685
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30	5,000	6,226
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25	3,950	4,753
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31	8,540	10,816
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31	6,725	8,508
Virginia Public Building Auth. , Series B, 5.00%, 8/1/23	3,025	3,454
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.25%, 1/1/32 (2)	3,850	4,182
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (2)	11,315	12,283
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
1/1/44 (2)	1,500	1,591
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/34 (2)	29,100	30,997
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/30	250	300
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/31	2,275	2,719
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/33	3,000	3,564
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/27	750	853
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/28	450	510
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/29	945	1,070
		306,750

Washington 2.9%
Central Puget Sound Regional Transit Auth. , Series S-1, 5.00%,
11/1/31	13,625	16,563
Central Puget Sound Regional Transit Auth. , Series S-1, 5.00%,
11/1/32	6,480	7,869
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/30	2,640	3,174
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34	4,850	6,050
Port of Seattle, Series A, 5.00%, 8/1/31	3,500	3,829
Port of Seattle, Series B, 5.00%, 10/1/25 (2)	4,845	5,862
Port of Seattle, Series B, 5.00%, 3/1/32	2,000	2,321
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Washington, Motor Vehicle Fuel Tax, Series 2016B, GO, 5.00%,
8/1/29	7,415	8,962
Washington, Motor Vehicle Fuel Tax, Series R-2013B, GO,
5.00%, 7/1/26	4,130	4,533
Washington, Motor Vehicle Fuel Tax, Series R-2013D, GO,
5.00%, 7/1/21	4,490	4,753
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO,
5.00%, 7/1/29	12,850	15,250
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO,
5.00%, 7/1/32	9,200	10,867
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34	15,540	19,435
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35	5,810	7,250
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35	5,630	7,074
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33	4,500	5,525
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34	5,000	6,129
Washington, Various Purpose, Series R-2018D, GO, 5.00%,
8/1/34	18,485	23,118
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	1,550	1,813
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)	5,500	6,306
Washington Health Care Fac. Auth. , Overlake Hosp. Medical
Center, 5.25%, 7/1/21 (Prerefunded 7/1/20) (3)	1,500	1,526
Washington Health Care Fac. Auth. , Overlake Hosp. Medical
Center, 5.25%, 7/1/22 (Prerefunded 7/1/20) (3)	2,000	2,035
Washington Health Care Fac. Auth. , Overlake Hosp. Medical
Center, 5.25%, 7/1/23 (Prerefunded 7/1/20) (3)	2,580	2,625
		172,869

Wisconsin 1.8%
Univ. of Wisconsin Hosp. & Clinics Auth. , Series C, VRDN,
1.16%, 4/1/48	15,890	15,890
Wisconsin, Series 3, GO, 5.00%, 11/1/29	13,500	17,093
Wisconsin, Series 3, GO, 5.00%, 11/1/30	13,740	17,319
Wisconsin, Series 3, GO, 5.00%, 11/1/32	10,835	13,586
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Wisconsin, Series A, GO, 5.00%, 5/1/34	14,545	17,305
Wisconsin, Series B, GO, 5.00%, 5/1/28 (Prerefunded 5/1/22)
(3)	1,750	1,909
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25
(Prerefunded 5/1/22) (3)	4,925	5,379
Wisconsin HEFA, Advocate Aurora Health Credit Group, Series
2018B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)	4,500	5,186
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/23	515	587
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/24	950	1,119
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/25	1,420	1,724
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/27	1,700	2,162
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/29	770	965
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/22 (1)	410	437
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/24 (1)	1,735	1,938
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/27 (1)	1,950	2,239
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/31 (1)	1,220	1,384
Wisconsin PFA, National Gypsum, 5.25%, 4/1/30 (2)	5,000	5,533
		111,755

Total Investments in Securities 99.3%
(Cost $5,654,305)		$6,020,920
Other Assets Less Liabilities 0.7%		44,148
Net Assets 100.0%		$6,065,068

‡	Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $54,637 and represents 0.9% of net assets.
(2)	Interest subject to alternative minimum tax
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Assured Guaranty Municipal Corporation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

(5)	When-issued security
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	Insured by AMBAC Assurance Corporation
(9)	Non-income producing
(10)	Escrowed to maturity
(11)	Insured by National Public Finance Guarantee Corporation
(12)	Insured by Financial Guaranty Insurance Company
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
COP	Certificate of Participation
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GAN	Grant Anticipation Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 1,200 U. S. Treasury Notes ten year contracts	3/20	157,988	$1,270
Net payments (receipts) of variation margin to date			(857)

Variation margin receivable (payable) on open futures contracts			$413

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000 s)	Level 1	Level 2	Level 3	Total Value
Assets
Municipal Securities	—	6,020,920	—	6,020,920
Futures Contracts	413	—	—	413
Total	$413$	6,020,920$	— $	6,021,333